Variable Interest Entities (Details) - Schedule of consolidated financial statements - VIE [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Assets:
Restricted cash	$ 61,888	$ 39,396
Consumer receivables	152,491	109,877
Allowance for losses on consumer receivables	(23,596)	(17,081)
Consumer receivables, net	128,895	92,796
Total assets	190,783	132,192
Liabilities:
Other debt	152,625	143,000
Total liabilities	$ 152,625	$ 143,000